Victory Trivalent International Small-Cap Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All-Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
S&P® Developed ex-U.S. SmallCap Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.19%	5.35%	7.33%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	33.32%	6.52%	7.98%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	39.52%	6.99%	7.97% [1]
Class I
Prospectus [Line Items]
Average Annual Return, Percent	42.02%	8.21%	9.06%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	42.05%	8.14%	8.95%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	41.89%	8.06%	8.90%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	40.14%	7.26%	8.33%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.35%	6.36%	7.28%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.